Income Tax (Details) - Schedule of net deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset (liability)
Non-capital losses carry forward	$ 36,794	$ 24,139
Capital losses carryforward	516	98
Other	4,222	3,765
Property, plant and equipment	978	595
Intangibles	625	581
Deferred tax assets	43,135	29,178
Valuation allowance	(42,338)	(28,513)
Intangible assets		(6,650)
Investments	(600)
Other	(197)	(665)
Net deferred tax liability		$ (6,650)